CASH FLOW ITEMS - Other Non-Cash Items, Operating Activities (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Cash Flow Statement [Abstract]
Share-based compensation	$ 11.7	$ 9.2
Write-down of assets	3.4	6.7
Gain on sale of 70% interest in Eastern Borosi property	(4.1)	0.0
Share of net loss from investments in associate and incorporated joint ventures, net of income taxes	1.6	26.1
Interest income	(8.9)	(12.6)
Impairment of investment in Sadiola	0.0	9.4
Effects of exchange rate fluctuation on cash and cash equivalents	(8.7)	(1.5)
Effect of exchange rate fluctuation on short-term investments	0.0	2.3
Effects of exchange rate fluctuation on restricted cash	(2.7)	0.5
Employee benefits	2.2	1.3
Other	5.3	(2.8)
Total other non-cash items	$ (0.2)	$ 38.6